5. Restricted cash	12 Months Ended
Dec. 31, 2017
Restricted Cash
Restricted cash

	12/31/2017	12/31/2016
Deposits in guarantee of letter of credit	60,423	15,721
Escrow deposits (a)	71,110	67,345
Escrow deposits - Leases (b)	116,131	78,015
Other deposits (c)	20,383	7,688
Total	268,047	168,769

(a)     Includes R$32,120 related to a contractual guarantee for the Supreme Court of Justice - STJ related to PIS and COFINS on interest attributable to shareholders’ equity paid to GLAI as described in Note 21. The other amounts relate to guarantees of GLA letters of credit.

(b)    Related to deposits made to obtain letters of credit for aircraft operating leases from GLA.

(c)     Related  mainly to bank guarantees.